Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of fair value assets and liabilities measured on recurring basis (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties		$ 15,742.7	$ 15,452.8
Marketable securities:
Real estate-related	[1]	1,238.0	1,081.5
Marketable securities excluding real estate		3,887.5	4,053.8
Total Investments		27,170.0	26,643.7
Mortgage loans payable		(2,238.3)	(2,332.1)
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties		15,742.7	15,452.8
Real estate joint ventures		5,860.6	5,622.4
Limited partnerships		142.4	137.5
Marketable securities:
Real estate-related		1,238.0	1,081.5
Loans receivable		298.8	295.7
Total Investments		27,170.0	26,643.7
Mortgage loans payable		(2,238.3)	(2,332.1)
Recurring | Government agency notes
Marketable securities:
Marketable securities excluding real estate		2,872.3	2,308.9
Recurring | United States Treasury securities
Marketable securities:
Marketable securities excluding real estate		1,015.2	1,744.9
Recurring | Level 1: Quoted Prices in Active Markets for Identical Assets
Marketable securities:
Real estate-related		1,238.0	1,081.5
Total Investments		1,238.0	1,081.5
Recurring | Level 2: Significant Other Observable Inputs
Marketable securities:
Total Investments		3,887.5	4,053.8
Recurring | Level 2: Significant Other Observable Inputs | Government agency notes
Marketable securities:
Marketable securities excluding real estate		2,872.3	2,308.9
Recurring | Level 2: Significant Other Observable Inputs | United States Treasury securities
Marketable securities:
Marketable securities excluding real estate		1,015.2	1,744.9
Recurring | Level 3: Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties		15,742.7	15,452.8
Real estate joint ventures		5,860.6	5,622.4
Marketable securities:
Loans receivable		298.8	295.7
Total Investments		21,902.1	21,370.9
Mortgage loans payable		$ (2,238.3)	$ (2,332.1)

[1]	Includes securities loaned of $18.1 million at December 31, 2017 and $91.2 million at December 31, 2016.